Supplement dated February 14, 2024
to the Prospectus and Summary Prospectus, each as supplemented, of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Multi-Manager International Equity Strategies Fund	January 1, 2024
Effective March 1, 2024, the following changes are hereby made to the Fund's Prospectus and Summary Prospectus.
The portfolio manager information for Baillie Gifford Overseas Limited (Baillie Gifford) under the heading “Fund Management” in the Summary Prospectus and in the “Summary of the Fund” section of the Prospectus is hereby superseded and replaced with the following:
Subadviser: Baillie Gifford Overseas Limited (Baillie Gifford)
Portfolio Management	Title	Role with Fund	Managed Fund Since
Donald Farquharson, CFA	Investment Manager, and Partner of Baillie Gifford & Co.	Co-Portfolio Manager	2018
Jenny Davis	Investment Manager, and Partner of Baillie Gifford & Co.	Co-Portfolio Manager	2018
Tom Walsh, CFA	Investment Manager, and Partner of Baillie Gifford & Co.	Co-Portfolio Manager	2018
Chris Davies	Investment Manager of Baillie Gifford	Co-Portfolio Manager	2021
Steve Vaughan, CFA	Investment Manager of Baillie Gifford	Co-Portfolio Manager	2022
Roderick Snell	Investment Manager and Partner of Baillie Gifford & Co.	Co-Portfolio Manager	March 2024
The rest of the section remains the same.
The portfolio manager information for Baillie Gifford under the heading “Primary Service Provider Contracts – Portfolio Managers” in the “More Information About the Fund” section of the Prospectus is hereby superseded and replaced with the following:
Subadviser: Baillie Gifford Overseas Limited (Baillie Gifford)
Portfolio Management	Title	Role with Fund	Managed Fund Since
Donald Farquharson, CFA	Investment Manager, and Partner of Baillie Gifford & Co.	Co-Portfolio Manager	2018
Jenny Davis	Investment Manager, and Partner of Baillie Gifford & Co.	Co-Portfolio Manager	2018
Tom Walsh, CFA	Investment Manager, and Partner of Baillie Gifford & Co.	Co-Portfolio Manager	2018
Chris Davies	Investment Manager of Baillie Gifford	Co-Portfolio Manager	2021
Steve Vaughan, CFA	Investment Manager of Baillie Gifford	Co-Portfolio Manager	2022
Roderick Snell	Investment Manager and Partner of Baillie Gifford & Co.	Co-Portfolio Manager	March 2024
Mr. Farquharson joined Baillie Gifford in 2008. Mr. Farquharson began his investment career in 1988 and earned an M.A. from University of St. Andrews.
Ms. Davis joined Baillie Gifford in 2011. Ms. Davis began her investment career in 2009 and earned a B.A. from Oxford University.
Mr. Walsh joined Baillie Gifford in 2009. Mr. Walsh began his investment career in 2004 and earned an LL.B. from the University of Edinburgh.
Mr. Davies joined Baillie Gifford in 2012. Mr. Davies began his investment career in 2012 and earned an M.Sc. from Goldsmiths College, an M.Mus from the Royal Welsh School of Music and Drama, and a B.A. from the University of Oxford.
Mr. Vaughan joined Baillie Gifford in 2012. Mr. Vaughan began his investment career in 2012 and earned an M.A. from the University of Exeter and a B.A. from the University of Oxford.
Mr. Snell joined Baillie Gifford in 2006. Mr. Snell began his investment career in 2006 and earned a B.Sc. from the University of Edinburgh.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
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